Obligation Under Capital Lease - Related Party (Details)	1 Months Ended
Jun. 20, 2016 USD ($)
RMH Overhead LLC [Member]
Obligation Under Capital Lease - Related Party (Textual)
Equipment includes assets under capital lease amount	$ 185,618